Columbia European Equity Fund | Class A, B, C, I and R4 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia European Equity Fund Class A, B, C, I and R4 Shares	Class A	Class B	Class C	Class I	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia European Equity Fund Class A, B, C, I and R4 Shares		Class A	Class B	Class C	Class I	Class R4
Management fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none	none
Other expenses	[1]	0.46%	0.46%	0.46%	0.18%	0.48%
Total annual fund operating expenses	[1]	1.51%	2.26%	2.26%	0.98%	1.28%
[1]	Expense ratios have been adjusted to reflect current fees.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Columbia European Equity Fund Class A, B, C, I and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	720	1,025	1,352	2,278
Class B	Class B (if shares are redeemed)	729	1,007	1,411	2,411
Class C	Class C (if shares are redeemed)	329	707	1,211	2,600
Class I	Class I (whether or not shares are redeemed)	100	312	543	1,206
Class R4	Class R4 (whether or not shares are redeemed)	130	406	703	1,550

Expense Example, No Redemption Columbia European Equity Fund Class A, B, C, I and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	229	707	1,211	2,411
Class C	Class C (if shares are not redeemed)	229	707	1,211	2,600

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, a company is considered to be located in Europe if:

• It is organized under the laws of a European country and has a principal office in a European country;

• It derives at least 50% of its total revenues from businesses in Europe; or

• Its equity securities are traded principally on a stock exchange in Europe.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European companies. These equity securities generally include common stocks. Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Geographic Concentration Risk. Because the Fund concentrates its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index and its former benchmark index. The inception date of the Fund’s Class I shares is July 15, 2004. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable), for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: Highest return for a calendar quarter was +21.59% (quarter ended September 30, 2010). Lowest return for a calendar quarter was -23.82% (quarter ended September 30, 2002).
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia European Equity Fund Class A, B, C, I and R4 Shares		1 year	5 years	10 years
before taxes Class A		(17.18%)	(1.92%)	4.52%
before taxes Class B		(17.27%)	(1.90%)	4.30%
before taxes Class C		(13.58%)	(1.46%)	4.35%
before taxes Class I		(11.32%)	(0.18%)	5.58%
before taxes Class R4		(11.92%)	(0.48%)	5.36%
after taxes on distributions Class A		(17.19%)	(2.17%)	4.21%
after taxes on distributions and redemption of fund shares Class A		(11.10%)	(1.75%)	3.76%
Morgan Stanley Capital International (MSCI) Europe Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	[1]	(11.06%)	(5.20%)	4.35%
MSCI Europe Index (Gross) (reflects no deduction for fees, expenses or taxes)	[1]	(10.50%)	(4.63%)	4.89%
[1]	On September 30, 2011, the MSCI Europe Index (Net) replaced the MSCI Europe Index (Gross) as the Fund's benchmark index. Columbia Management Investment Advisers, Inc. (the Investment Manager) made this recommendation to the Fund's Board of Trustees because the Investment Manager believes that the Net version of the index better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource International Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.